Consolidated Comprehensive Income Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income		$ 3,771	$ 3,626	$ 4,467
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments		(376)	508	151
Unrealized (loss) gain on assets available-for-sale:
Unrealized (loss) gain arising during the period		(1,147)	1,202	512
Reclassification adjustment		(4)	(25)	14
Total unrealized (loss) gain on assets available-for-sale		(1,151)	1,177	526
Defined benefit plans:
Prior service cost arising during the period		0	0	(1)
Net gain (loss) arising during the period		219	(107)	(87)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost		88	77	34
Total defined benefit plans		307	(30)	(54)
Net unrealized (loss) gain on cash flow hedges		(6)	5	3
Total other comprehensive income (loss), net of tax	[1]	(1,226)	1,660	626
Total comprehensive income		2,545	5,286	5,093
Net (income) attributable to noncontrolling interests		(12)	(9)	(26)
Other comprehensive (income) attributable to noncontrolling interests		(2)	(2)	(3)
Comprehensive income applicable to shareholders of The Bank of New York Mellon Corporation		$ 2,531	$ 5,275	$ 5,064

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(1,228) million for the year ended Dec. 31, 2021, $1,658 million for the year ended Dec. 31, 2020 and $623 million for the year ended Dec. 31, 2019.